RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Balances And Transactions Abstract
Schedule of related party balances and transactions

Balances with related parties:

	June 30, 2026	December 31, 2025
	Unaudited
Trade and other payables (a)	$45	$32

Related parties' expenses:

	Six months ended June 30,
	2026	2025
	Unaudited
Amounts charged to:

Research and development expenses	$53	$60